CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2020
CONSOLIDATED FINANCIAL STATEMENTS
Schedule of significant consolidated subsidiaries

		Equity Interests
Consolidated company	Country	Total capital (*)
		2020	2019	2018
Gerdau GTL Spain S.L.	Spain	100.00	100.00	100.00
Gerdau Internacional Empreendimentos Ltda. - Grupo Gerdau	Brazil	100.00	100.00	100.00
Gerdau Ameristeel Corporation and subsidiaries (1)	USA/Canada	100.00	100.00	100.00
Gerdau Açominas S.A. and subsidiary	Brazil	99.86	99.83	99.83
Gerdau Aços Longos S.A. and subsidiaries (2)	Brazil	99.82	99.82	99.78
Gerdau Steel Inc.	Canada	100.00	100.00	100.00
Gerdau Holdings Inc. and subsidiary (3)	USA	100.00	100.00	100.00
Paraopeba - Fixed-income investment fund (4) (**)	Brazil	89.26	96.96	91.40
Gerdau Hungria Holdings Limited Liability Company	Hungary	100.00	100.00	100.00
GTL Equity Investments Corp.	British Virgin Islands	100.00	100.00	100.00
Empresa Siderúrgica del Perú S.A.A. - Siderperú	Peru	90.03	90.03	90.03
Gerdau GTL México, S.A. de C.V. and subsidiaries (5)	Mexico	100.00	100.00	100.00
Seiva S.A. - Florestas e Indústrias	Brazil	97.73	97.73	97.73
Gerdau Laisa S.A.	Uruguai	100.00	100.00	100.00
Sipar Gerdau Inversiones S.A.	Argentina	99.99	99.99	99.99
Sipar Aceros S.A. and subsidiary (6)	Argentina	99.98	99.98	99.98
Sizuca - Siderúrgica Zuliana, C. A.	Venezuela	100.00	100.00	100.00
GTL Trade Finance Inc.	British Virgin Islands	100.00	100.00	100.00
Gerdau Trade Inc.	British Virgin Islands	100.00	100.00	100.00

(*)The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly in the subsidiary.

(**)The percentage of participation including interest of the parent company Metalúrgica Gerdau S.A. in the investment fund is 92.58% in 2020, 98.07% in 2019 and 98.60% in 2018.

(1)	Subsidiaries: Gerdau Ameristeel US Inc., Chaparral Steel Company.
(2)	Subsidiary: Gerdau Açominas Overseas Ltd., G2L Logistica Ltda. and Siderúrgica Latino-Americana S.A..
(3)	Subsidiary: Gerdau MacSteel Inc.
(4)	Fixed-income investment fund managed by Bank JP Morgan S.A.
(5)	Subsidiary: Sidertul S.A. de C.V. and GTL Servicios Administrativos México, S.A. de C.V..
(6)	Subsidiary: Siderco S.A.

Schedule of interests in joint ventures

		Equity Interests
		Total capital(*)
Joint ventures	Country	2020	2019	2018
Bradley Steel Processors	Canada	50.00	50.00	50.00
MRM Guide Rail	Canada	50.00	50.00	50.00
Gerdau Corsa S.A.P.I. de CV	Mexico	70.00	70.00	50.00
Gerdau Metaldom Corp.	Dominican Rep.	50.00	50.00	50.00
Gerdau Summit Aços Fundidos e Forjados S.A.	Brazil	58.73	58.73	58.73
Diaco S.A.	Colombia	49.87	49.87	49.87
Juntos Somos Mais Fidelização S.A.	Brazil	27.50	27.50	27.50

(*)   The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly held in the joint venture.

Schedule of summarized financial information of the joint ventures

The summarized financial information of these joint ventures, accounted for under the equity method, is shown on a combined basis as follows:

	Joint ventures
	2020	2019	2018
Net income (loss)	249,158	(21,548)	(16,403)
Total comprehensive income (loss)	249,158	(21,548)	(16,403)

Schedule of interests in associate companies

		Equity interests
		Total capital (*)
Associate companies	Country	2020	2019	2018
Dona Francisca Energética S.A.	Brazil	51.82	51.82	51.82
Corsa Controladora, S.A. de C.V.	Mexico	-	-	49.00

(*)   The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly.

Schedule of summarized financial information of the associate companies

The summarized financial information of the associate companies, accounted for under the equity method, is shown on a combined basis as follows:

	Associate Companies
	2020	2019	2018
Net income	42,008	31,249	31,806
Total comprehensive income	42,008	31,249	31,806

Schedule of fair value assessment of assets and liabilities and total purchase price paid for business combination

The Company concluded the fair value assessment of the assets and liabilities of Silat and the following table summarizes the fair value of such assets and liabilities at the date of business combination:

Fair value of the acquisition

Cash and cash equivalents	33,419
Trade accounts receivable - net	13,190
Inventories	24,160
Other current assets	11,091
Property, plant and equipment	486,757
Other non-current assets	34,410
Current liabilities	(26,638)
Deferred income taxes	(86,093)
Other non-current liabilities	(359)
Non-controlling interest	(11,495)
Assets (Liabilities)	478,442
Bargain purchase	(2,481)
Net assets	475,961

3.5 - Total purchase price considered for the 2020 acquisition

Subsidiary acquired	2020
Siderúrgica Latino-Americana S.A.	475,961
Total consideration paid	475,961
Less: Cash and cash equivalents of acquired subsidiary	(33,419)
442,542